Intangible assets (Details 2) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Changes in cost and accumulated amortization were as follows
Opening balance		R$ 158,868		R$ 86,108
Additions		53,195		125,856
Acquisition of subsidiary				1,429
Others		(2,287)
Amortization		(19,138)		(54,526)
Net book value		190,638		158,868		R$ 86,108
Cost
Changes in cost and accumulated amortization were as follows
Net book value		327,575		276,667		149,382
Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(136,937)		(117,799)		(63,274)
Expenditures related to software and technology
Changes in cost and accumulated amortization were as follows
Opening balance		125,825		82,131
Additions		50,176		97,491
Acquisition of subsidiary				10
Amortization		(18,628)		(53,807)
Net book value	[1]	157,373		125,825		82,131
Expenditures related to software and technology | Cost
Changes in cost and accumulated amortization were as follows
Net book value	[1]	291,666		241,490		143,989
Expenditures related to software and technology | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	[1]	(134,293)		(115,665)		(61,858)
Software licenses
Changes in cost and accumulated amortization were as follows
Opening balance		7,467		3,977
Additions		3,019		1,210
Acquisition of subsidiary				1,419
Transfer				1,488
Amortization		(355)		(627)
Net book value		10,131		7,467		3,977
Software licenses | Cost
Changes in cost and accumulated amortization were as follows
Net book value		12,529		9,510		5,393
Software licenses | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(2,398)		(2,043)		R$ (1,416)
Customer relationships
Changes in cost and accumulated amortization were as follows
Opening balance		1,890
Additions				971
Transfer				1,010
Amortization		(155)		(91)
Net book value		1,735		1,890
Customer relationships | Cost
Changes in cost and accumulated amortization were as follows
Net book value		1,981		1,981
Customer relationships | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(246)		(91)
Goodwill
Changes in cost and accumulated amortization were as follows
Opening balance		23,686
Additions				26,184
Others		(2,287)
Transfer				(2,498)
Net book value		21,399	[2]	23,686	[3]
Goodwill | Cost
Changes in cost and accumulated amortization were as follows
Net book value		R$ 21,399	[2]	R$ 23,686	[3]

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies R2TECH and BIVA.
[3]	Goodwill provided on the acquisition of the companies R2TECH and BIVA as described in Note 10.